Related Party Transactions; Acquisition of PT. Kinerja Indonesia	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions; Acquisition of PT. Kinerja Indonesia

5. Related Party Transactions; Acquisition of PT. Kinerja Indonesia

As of September 30, 2018, we had $51,779 in accounts payable due to our CEO consisting of a $50,000 loan and $1,779 in expenses paid on behalf of the Company by our CEO. The loan is due on demand and accrues interest at 8% per annum. As of September 30, 2018, $2,992 in interest was expensed during the nine months ended September 30, 2018. In addition, the Company assumed the liability of $119,340 owed by our CEO on the building owned/used by PT. Kinerja Indonesia upon the closing of the acquisition.

Effective August 31, 2018, the Company completed the acquisition of PT. Kinerja Indonesia, its former affiliated company, owned, operated and controlled by our CEO and principal shareholder. The terms of the acquisition provide for the payment of $1,200,000 to PT Kinerja Indonesia’s previous shareholders pursuant to the terms of a promissory note due in twenty-four (24) months, bearing the interest at the rate of 6% per annum, which note the Company can prepay at any time.

The acquisition was performed under common control accounting as the Company’s CEO and sole director was in control of both the Company and PT. Kinerja Indonesia and was the executive officer and 75% owner of PT. Kinerja Indonesia at the date of acquisition.

During periods prior to September 30, 2018, the Company could only recognize revenues on a “net basis” as they were not the principal in the transactions, but as a result of the acquisition of PT. Kinerja Indonesia, the Company’s revenues can be recognized on a “gross basis.” The net value of PT. Kinerja Indonesia at the date of the recognized acquisition period was $16,700.

At the date of the closing of the acquisition, PT. Kinerja Indonesia had 20 million authorized shares of capital stock, par value 0.001, of which 18 million shares were issued and outstanding. Prior to the acquisition, 75% or 13.5 million the shares were owned by Edwin Ng, Chairman and CEO of the Company and the remaining 25% of the shares were owned as follows: (i) Mr. Henful, 1.8 million shares; (ii) Mr. Eric Wibowo, 900,000 shares; and (iii) PT. Adelyus Anugerah Abadi, 1.8 million shares. The latter entity is controlled by Mr. Deny Rahardjo, a resident of Indonesia.

5. Related Party Transactions

On December 1, 2015, the Company entered into an agreement with PT Kinerja Indonesia, an entity organized under the laws of Indonesia (“PT Kinerja”), for an exclusive, world-wide license to use and commercially exploit certain KinerjaPay technology and intellectual property. Pursuant to the License Agreement and in consideration for the payment of royalties, the Company has been granted the exclusive, world-wide rights to the KinerjaPay IP, an e-commerce platform that provides users with the convenience of e-commerce services for bill transfer and online shopping. Mr. Ng is the control person of PT Kinerja and a controlling shareholder, CEO and Chairman of the Company.

On February 19, 2016, we issued 1,333,333 shares of our common stock to Mr. Ng, our CEO, sole director and control person. Mr. Ng is the sole officer and directors and control person of PT Kinerja, the other party to this agreement, as payment for services as part of a service agreement resulting from the license agreement. The shares were valued at the closing price as of the date of the agreement ($0.9001) and resulted in full recognition of $1,200,133 in consulting services expense.

The Company issued 1,333,333 restricted shares of common stock in 2016 to PT Kinerja Indonesia and paid a one-time set-up fee of $55,000.

As the Service Company, PT Kinerja collected the revenue from the platform and transfer it to the Company.

As of December 31, 2017, we had $52,673 in accounts payable due to our CEO consisting of a $50,000 loan and $2,673 in expenses paid on behalf of the Company by our CEO. The balance is due on demand and accrues interest at 8% per annum. As of December 31, 2017, $2,586 in accrued interest was due and was expensed during the twelve-months ended December 31, 2017.

All revenue received during 2017 was received from PT Kinerja Indonesia, which has the same control person residing at both companies. Pt Kinerja Indonesia receives payments from the portal that we license and then remits the funds back to us. We paid our sister company $324,131 for costs associated with servicing customers and maintaining the website and license agreement during 2017. As of December 31, 2017, we still owed them $51,759, which is reflected in accrued expenses.

As of December 31, 2017, we were owed an accounts receivable balance of $20,900, and once revenues are positively earned, we owe a 1% royalty fee on net revenues on a quarterly basis.